Goodwill and Intangible Assets - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Goodwill and Intangible Assets Disclosure [Line Items]
Intangible assets acquired	¥ 123,327
Acquired finite lived intangible assets subject to amortization	123,300
Aggregate amortization expense for intangible assets	¥ 125,616	¥ 132,228	¥ 135,664
Impairments		177,135
Mobile Communications
Goodwill and Intangible Assets Disclosure [Line Items]
Impairments		¥ 176,045